Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Computation of Earnings Per Share

	Years Ended December 31
	2018	2019	2020
	(NT$)	(NT$)	(NT$)
Basic EPS	$14.00	$13.65	$19.70

Diluted EPS	$14.00	$13.65	$19.70

EPS is computed as follows:

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Year Ended December 31, 2018
Basic/Diluted EPS
Net income available to common shareholders of the parent	$363,052.7	25,930.3	$14.00

Year Ended December 31, 2019
Basic/Diluted EPS
Net income available to common shareholders of the parent	$353,948.0	25,930.3	$13.65

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Year Ended December 31, 2020
Basic/Diluted EPS
Net income available to common shareholders of the parent	$510,744.0	25,930.3	$19.70